Advances to Equity Accounted Joint Ventures - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Investments in and Advances to Affiliates [Line Items]
Advances to equity accounted joint venture partner	$ 935,246	$ 883,731
Yamal LNG Joint Venture [Member]
Investments in and Advances to Affiliates [Line Items]
Advances to equity accounted joint venture partner	114,900	96,900
Interest receivable on advances to equity accounted joint ventures	$ 8,100	4,800
Yamal LNG Joint Venture [Member] | LIBOR [Member]
Investments in and Advances to Affiliates [Line Items]
Variable interest rate on Debt	3.00%
Bahrain LNG Joint Venture [Member]
Investments in and Advances to Affiliates [Line Items]
Advances to equity accounted joint venture partner	$ 3,600	0
Exmar LPG BVBA [Member]
Investments in and Advances to Affiliates [Line Items]
Advances to equity accounted joint venture partner	57,800	57,800
Interest receivable on advances to equity accounted joint ventures	$ 900	$ 400
Repayment term	No fixed repayment terms
Exmar LPG BVBA [Member] | LIBOR [Member]
Investments in and Advances to Affiliates [Line Items]
Variable interest rate on Debt	0.50%